BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
1
The following is a summary of the inputs used to value the Fund's instruments as of December 31, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 96.9%
Basic Materials - 4.7%
400 Air Products and Chemicals, Inc. $ 98,808
5,600 Graphic Packaging Holding Co. 84,336
350 Packaging Corp. of America 72,181
255,325
Capital Goods / Industrials - 10.1%
900 3M Co. 144,090
400 L3Harris Technologies, Inc. 117,428
80 Parker-Hannifin Corp. 70,317
1,200 RTX Corp. 220,080
551,915
Communication Services - 4.1%
6,900 AT&T, Inc. 171,396
1,300 Verizon Communications, Inc. 52,949
224,345
Consumer Discretionary - 8.9%
350 Darden Restaurants, Inc. 64,407
400 Genuine Parts Co. 49,184
1,100 Hasbro, Inc. 90,200
2,300 Kontoor Brands, Inc. 140,507
2,200 NIKE, Inc., Class B 140,162
484,460
Consumer Staples - 7.5%
1,270 Diageo PLC, ADR 109,563
650 Ingredion, Inc. 71,669
3,200 Kenvue, Inc. 55,200
400 PepsiCo., Inc. 57,408
650 The Hershey Co. 118,287
412,127
Energy - 8.9%
850 Chevron Corp. 129,548
1,350 ConocoPhillips 126,374
5,400 Kinder Morgan, Inc. 148,446
650 Phillips 66 83,876
488,244
Financials - 19.0%
1,100 American International Group, Inc. 94,105
1,000 Brookfield Asset Management, Ltd.,
Class A 52,390
1,100 Citigroup, Inc. 128,359
560 CME Group, Inc. 152,925
3,500 Corebridge Financial, Inc. 105,595
1,200 MetLife, Inc. 94,728
3,000 Radian Group, Inc. 107,970
2,100 Truist Financial Corp. 103,341
1,500 U.S. Bancorp 80,040
1,300 Wells Fargo & Co. 121,160
1,040,613
Health Care - 14.8%
290 Amgen, Inc. 94,920
450 Becton Dickinson & Co. 87,331
230 Cardinal Health, Inc. 47,265
8,600 DENTSPLY SIRONA, Inc. 98,298
2,047 Koninklijke Philips NV, ADR 55,433
2,350 Medtronic PLC 225,741
1,100 Merck & Co., Inc. 115,786
3,400 Pfizer, Inc. 84,660
809,434
Real Estate - 6.3%
7,500 Healthcare Realty Trust, Inc. REIT 127,125
1,104 Realty Income Corp. REIT 62,232
2,600 VICI Properties, Inc. REIT 73,112
3,500 Weyerhaeuser Co. REIT 82,915
345,384
Shares Security Description Value
Technology - 8.2%
1,200 Cisco Systems, Inc. $ 92,436
430 International Business Machines Corp. 127,370
700 NetApp, Inc. 74,963
480 NXP Semiconductors NV 104,189
300 Texas Instruments, Inc. 52,047
451,005
Transportation - 0.8%
200 Union Pacific Corp. 46,264
Utilities - 3.6%
800 American Electric Power Co., Inc. 92,248
1,200 Pinnacle West Capital Corp. 106,440
198,688
Total Common Stock (Cost $3,971,807) 5,307,804
Shares Security Description Value
Money Market Fund - 2.7%
144,980 First American Government Obligations
Fund, Class X, 3.68%
(a)
(Cost $144,980) 144,980
Investments, at value - 99.6% (Cost $4,116,787) $ 5,452,784
Other Assets & Liabilities, Net - 0.4% 24,561
Net Assets - 100.0% $ 5,477,345
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
2
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 5,452,784
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 5,452,784

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
3
The following is a summary of the inputs used to value the Fund's instruments as of December 31, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 93.8%
Basic Materials - 4.5%
2,100 Air Products and Chemicals, Inc. $ 518,742
27,500 Graphic Packaging Holding Co. 414,150
1,300 Packaging Corp. of America 268,099
1,200,991
Capital Goods / Industrials - 6.6%
2,300 3M Co. 368,230
91,500 Clarivate PLC
(a)
305,610
800 Cummins, Inc. 408,360
6,500 nVent Electric PLC 662,805
1,745,005
Communication Services - 4.2%
1,400 Alphabet, Inc., Class A 438,200
26,700 AT&T, Inc. 663,228
1,101,428
Consumer Discretionary - 8.3%
3,500 Genuine Parts Co. 430,360
3,200 Hasbro, Inc. 262,400
13,300 Kontoor Brands, Inc. 812,497
10,900 NIKE, Inc., Class B 694,439
2,199,696
Consumer Staples - 5.3%
30,600 Kenvue, Inc. 527,850
5,100 Mondelez International, Inc., Class A 274,533
1,200 PepsiCo., Inc. 172,224
2,300 The Hershey Co. 418,554
1,393,161
Energy - 5.7%
6,800 Devon Energy Corp. 249,084
24,400 Kinder Morgan, Inc. 670,756
2,100 Texas Pacific Land Corp. 603,162
1,523,002
Financials - 21.0%
2,600 American Express Co. 961,870
6,100 American International Group, Inc. 521,855
1,500 Berkshire Hathaway, Inc., Class B
(a)
753,975
7,462 Brookfield Corp. 342,431
1,000 Cboe Global Markets, Inc. 251,000
2,700 CME Group, Inc. 737,316
17,400 Corebridge Financial, Inc. 524,958
2,800 Interactive Brokers Group, Inc. 180,068
5,900 Truist Financial Corp. 290,339
14,350 W R Berkley Corp. 1,006,222
5,570,034
Health Care - 18.5%
6,300 AstraZeneca PLC, ADR 579,159
36,100 Avantor, Inc.
(a)
413,706
3,400 Becton Dickinson & Co. 659,838
34,600 DENTSPLY SIRONA, Inc. 395,478
7,825 Koninklijke Philips NV, ADR 211,901
1,850 Labcorp Holdings, Inc. 464,128
9,200 Medtronic PLC 883,752
1,800 Merck & Co., Inc. 189,468
600 Regeneron Pharmaceuticals, Inc. 463,122
8,000 Solventum Corp.
(a)
633,920
4,894,472
Real Estate - 5.0%
42,700 Healthcare Realty Trust, Inc. REIT 723,765
4,371 Realty Income Corp. REIT 246,394
15,300 Weyerhaeuser Co. REIT 362,457
1,332,616
Shares Security Description Value
Technology - 12.1%
1,100 Adobe, Inc.
(a)
$ 384,989
6,300 Cisco Systems, Inc. 485,289
2,200 Coherent Corp.
(a)
406,054
5,600 Intel Corp.
(a)
206,640
2,200 International Business Machines Corp. 651,662
3,200 NetApp, Inc. 342,688
3,400 NXP Semiconductors NV 738,004
3,215,326
Transportation - 1.3%
1,500 Union Pacific Corp. 346,980
Utilities - 1.3%
3,400 WEC Energy Group, Inc. 358,564
Total Common Stock (Cost $21,633,438) 24,881,275
Shares Security Description Value
Money Market Fund - 6.1%
1,605,636 First American Government Obligations
Fund, Class X, 3.68%
(b)
(Cost $1,605,636) 1,605,636
Investments, at value - 99.9% (Cost $23,239,074) $ 26,486,911
Other Assets & Liabilities, Net - 0.1% 38,284
Net Assets - 100.0% $ 26,525,195
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
4
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 26,486,911
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 26,486,911